Stockholders' equity - Summary of Capital reserves and profit reserves (Parenthetical) (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
Disclosure of reserves within equity [abstract]
Net income remaining after the distribution of dividends and appropriations to statutory reserves	R$ 1,772